Common Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Stock Warrants
Schedule of Warrant Activity

A summary of warrant activity for the nine months ended September 30, 2023 is presented below:

Subject to Exercise	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (Years)
Outstanding as of December 31, 2022	57,692	$427.20	4.65
Granted – 2023	-	-	-
Forfeited/Expired – 2023	-	-	-
Exercised – 2023	(10,775)	-	4.29
Outstanding as of September 30, 2023	46,917	$525.28	3.87

A summary of warrant activity for the years ended December 31, 2022 and 2021 are presented below:

Subject to Exercise	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (Years)
Outstanding as of December 31, 2020	382	$3,571.20	0.34
Granted – 2021	7,620	1,512.00	5.00
Forfeited/Expired – 2021	(382)	-	-
Exercised – 2021	-	-	-
Outstanding as of December 31, 2021	7,620	$1,512.00	4.79
Granted – 2022	54,962	391.20	5.00
Forfeited/Expired – 2022	-	-	-
Exercised – 2022	(4,890)	-	4.78
Outstanding as of December 31, 2022	57,692	$427.20	4.65

Schedule of Outstanding Vested and Unexercised Common Stock Warrants

As of September 30, 2023, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
October 2021	$1,512.00	7,620	October 13, 2026
October 2022	$388.80	18,058	October 12, 2027
October 2022	$324.00	18,846	October 12, 2027
October 2022	$0.00	2,393	October 12, 2027
Total outstanding warrants at September 30, 2023		46,917

As of December 31, 2022, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
October 2021	$1,512.00	7,620	October 13, 2026
October 2022	$388.80	18,846	October 12, 2027
October 2022	$324.00	18,058	October 12, 2027
October 2022	$0.00	13,168	October 12, 2027
Total outstanding warrants at December 31, 2022		57,692